Geographic Information (Tables)	12 Months Ended
Nov. 30, 2020
Segment Reporting [Abstract]
Summary of Revenue and Property and Equipment, Net
The Company attributes revenues from external customers to the country from where products are delivered. Except United States, no other country accounted for 10% or more of the Company’s revenue and property and equipment, net, for the periods presented:

	Fiscal Years Ended November 30,
	2020	2019	2018
Revenue:
United States	$15,267,536	$14,625,977	$13,405,809
Others	4,709,614	4,443,993	3,917,354

Total	$19,977,150	$19,069,970	$17,323,163

	As of November 30,
	2020	2019
Property and equipment, net:
United States	$126,160	$124,724
Others	31,485	33,709

Total	$157,645	$158,433